UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3721

Dreyfus Intermediate Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/13

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus

Intermediate Municipal

Bond Fund, Inc.

SEMIANNUAL REPORT November 30, 2013

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
27	Statement of Assets and Liabilities
28	Statement of Operations
29	Statement of Changes in Net Assets
30	Financial Highlights
31	Notes to Financial Statements
39	Information About the Renewal of
the Fund’s Management Agreement

FOR MORE INFORMATION

Back Cover

Dreyfus Intermediate Municipal
Bond Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the six-month period from June 1, 2013, through November 30, 2013. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The reporting period produced a relatively challenging environment for most fixed-income securities, as a gradually strengthening U.S. economy and expectations of a more moderately stimulative monetary policy drove longer term interest rates higher and bond prices lower. Municipal bonds proved particularly sensitive to these developments, as the negative effects of rising rates were exacerbated by selling pressure among investors seeking safer havens.

We currently expect U.S. economic conditions to continue to improve in 2014, with accelerating growth and credit conditions supported by the fading drags of tighter federal fiscal policies and downsizing on the state and local levels. Moreover, inflation is likely to remain muted, so monetary policy can remain stimulative. Globally, we anticipate stronger growth in developed countries due to past and continuing monetary ease, while emerging markets seem poised for more moderate economic expansion. For more information on how these observations may affect your investments, we encourage you to speak with your financial advisor.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
December 16, 2013

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2013, through November 30, 2013, as provided by Steven Harvey, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended November 30, 2013, Dreyfus Intermediate Municipal Bond Fund achieved a total return of –1.73%.1 The Barclays 7-Year Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of –0.76% for the same period.2

Selling pressure stemming from investors’ concerns about actual and anticipated interest rate changes sent municipal bond prices lower during the reporting period. The fund lagged its benchmark, mainly due to an emphasis on the longer end of the intermediate-term maturity range.

The Fund’s Investment Approach

The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund invests at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by Dreyfus.The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus.The dollar-weighted average maturity of the fund’s portfolio ranges between three and 10 years.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Selling Pressure Sparked Declines Among Municipal Bonds

Municipal bonds during the reporting period continued to struggle with sluggish investor demand and rising long-term interest rates in a recovering U.S. economy. Market volatility spiked just days before the start of the reporting period, when remarks by Federal Reserve Board (the “Fed”) Chairman Ben Bernanke were widely interpreted as a signal that the central bank would back away from its ongoing quantitative easing program sooner than expected. This development sent longer term interest rates sharply higher in June, and bond prices declined commensurately.

In July, a bankruptcy filing by the city of Detroit intensified selling pressure in the municipal bond market, and in September, municipal bonds issued by Puerto Rico contributed to market weakness after media reports detailed the U.S. territory’s fiscal and economic problems.While municipal bonds generally rallied over the final weeks of September and during October when the Fed refrained from tapering its quantitative easing program, November saw another bout of market weakness, and the Index ended the reporting period in negative territory.As a result of these factors, yield differences widened substantially along the market’s maturity spectrum.

Despite the fiscal problems facing Detroit and Puerto Rico, credit conditions continued to improve for most states and municipalities. In addition, some state and local governments have made the difficult decisions required to balance their budgets. For example, California received voter approval in 2012 to raise taxes on high earners, helping to address longstanding fiscal problems and prompting upgrades to the state’s credit ratings in 2013.

Longer Maturity Bonds Dampened Fund Performance

We had responded to market declines earlier in 2013 by selling some of the fund’s higher grade holdings with five-year maturities and redeploying the proceeds into longer-term, higher yielding revenue bonds that we regarded as more attractively valued. However, bonds with these characteristics generally weighed on relative results when long-term interest rates continued to climb in the wake of the Fed’s unexpectedly hawkish comments. The fund’s holdings of essential purpose revenue bonds backed by water and sewer utilities proved particularly susceptible to market-wide selling pressure despite no material change in issuers’ underlying credit fundamentals. Also, holdings in Puerto Rico revenue and general obligation bonds detracted from relative returns on heightened selling pressures.

The fund achieved better results in other areas. From a security selection standpoint, revenue bonds backed by airports fared relatively well.The fund also benefited from increased exposure to investment-grade securities backed by revenues from the states’ settlement of litigation with U.S. tobacco companies.

Finding Attractive Values in a Dislocated Market

Although market volatility may persist over the near term, we believe that investors will return their focus to market and issuer fundamentals after the Fed begins to taper its quantitative easing program. Over the longer term, improved credit conditions and restored demand from investors seeking relief from higher taxes may help lift municipal bond valuations toward historical norms.Therefore, we have continued to emphasize longer-dated revenue bonds with credit ratings in the middle of the investment-grade spectrum, and we have set the fund’s average duration in a position that is roughly in line with market averages. In our view, these strategies position the fund appropriately for any upcoming market rebounds.

December 16, 2013

Bond funds are subject generally to interest rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds involve increased credit and liquidity risks compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivate held by the fund will not correlate with the underlying instruments or the fund’s other instruments.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Municipal Bond Fund, Inc. from June 1, 2013 to November 30, 2013. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2013

Expenses paid per $1,000†	$3.63
Ending value (after expenses)	$982.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2013

Expenses paid per $1,000†	$3.70
Ending value (after expenses)	$1,021.41

† Expenses are equal to the fund’s annualized expense ratio of .73%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2013 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments—98.6%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—3.3%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000		5,312,900
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Corp.)	5.00	1/1/17	6,310,000		7,096,352
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/17	5,050,000		5,034,951
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/19	2,150,000		2,139,658
University of Alabama Board of
Trustees, General Revenue
(The University of Alabama)	5.00	7/1/24	6,025,000		6,941,162
Alaska—.5%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000		4,210,920
Arizona—1.2%
Pima County,
Sewer System Revenue
Obligations (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	3,250,000		3,659,760
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	1,400,000		1,418,368
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/27	4,500,000		5,025,375
California—15.1%
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	[a]	1,262,122
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Lien Toll
Bridge Revenue	5.00	4/1/27	1,750,000		1,927,450

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/22	3,500,000		4,155,655
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.25	4/1/24	6,000,000		6,909,360
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000		21,075,478
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000		1,441,150
California,
GO (Various Purpose)	5.00	9/1/23	2,500,000		2,874,750
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		4,001,935
California Health Facilities
Financing Authority, Revenue
(Providence Health and Services)	6.25	10/1/24	3,500,000		4,135,320
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		3,472,500
California Housing Finance Agency,
Home Mortgage Revenue	4.60	8/1/21	440,000		441,267
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		3,386,955
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		3,382,323
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	3/1/26	1,500,000		1,622,295
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	5,000,000		5,859,800
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000	[a]	7,546,292
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	[a]	1,531,711

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Los Angeles Department of
Airports, Subordinate Revenue
(Los Angeles International Airport)	5.25	5/15/25	1,845,000		2,050,238
Los Angeles Harbor Department,
Revenue	5.00	8/1/19	1,425,000		1,664,870
Orange County Transportation
Authority, Senior Lien Toll
Road Revenue (91 Express Lanes)	5.00	8/15/28	2,500,000		2,711,975
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000	[a]	3,354,195
San Diego County Water Authority,
Water Revenue	5.00	5/1/28	5,000,000		5,502,400
San Diego Public Facilities
Financing Authority,
Subordinated Water Revenue
(Payable Solely from
Subordinated Installment
Payments Secured by Net
System Revenues of the
Water Utility Fund)	5.00	8/1/28	3,540,000		3,890,743
San Diego Public Facilities
Financing Authority,
Water Revenue	5.00	8/1/24	7,560,000		8,571,301
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/23	5,000,000		5,635,000
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,850,000		2,119,268
Tobacco Securitization Authority
of Southern California, Tobacco
Settlement Asset-Backed Bonds
(San Diego County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,360,000		1,286,750
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.00	1/1/22	2,000,000		2,233,440
University of California Regents,
General Revenue	5.25	5/15/23	2,500,000		2,870,625

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
University of California Regents,
General Revenue	5.00	5/15/24	5,000,000		5,873,700
Colorado—3.8%
City and County of Denver,
Airport System
Subordinate Revenue	5.50	11/15/26	15,640,000		17,031,804
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		6,242,002
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	0.00	9/1/18	3,000,000	[a]	2,602,620
Regional Transportation District
of Colorado, COP (Lease
Purchase Agreement)	5.00	6/1/25	5,000,000		5,491,050
Connecticut—1.2%
Connecticut,
Special Tax Obligation
Revenue (Transportation
Infrastructure Purposes)	5.00	1/1/30	7,130,000		7,696,764
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/26	1,000,000		1,100,230
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/27	1,000,000		1,094,330
District of Columbia—2.4%
District of Columbia,
HR (Children’s Hospital Obligated
Group Issue) (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/15/18	2,000,000		2,223,620
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000		2,836,675
District of Columbia Water
and Sewer Authority, Public
Utility Subordinate Lien Revenue	5.00	10/1/27	5,980,000		6,651,793

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
District of Columbia (continued)
Metropolitan Washington
Airports Authority,
Airport System Revenue	5.00	10/1/25	3,000,000	3,264,150
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000	4,267,286
Florida—10.1%
Bay County,
Sales Tax Revenue
(Insured; AMBAC)	5.00	9/1/24	2,375,000	2,602,430
Brevard County,
Local Option Fuel Tax Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/23	1,260,000	1,327,334
Broward County,
Airport System Revenue	5.00	10/1/22	3,605,000	3,976,135
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000	4,812,713
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/19	3,000,000	3,426,420
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.25	6/1/17	7,500,000	8,506,575
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial
Lines Account Senior
Secured Revenue	5.00	6/1/21	5,000,000	5,650,700
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000	4,036,585
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000	2,304,860

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Florida Education System,
University of Florida Housing
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/22	2,055,000		2,209,577
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,358,892
Indian River County,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/20	2,265,000		2,499,880
Jacksonville Aviation Authority,
Revenue (Insured; AMBAC)	5.00	10/1/19	3,220,000		3,536,301
Jacksonville Economic Development
Commission, Health Care Facilities
Revenue (Florida Proton Therapy
Institute Project)	6.00	9/1/17	1,825,000	[b]	1,989,852
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/18	6,250,000		7,282,312
Miami-Dade County,
Seaport Revenue	5.75	10/1/28	1,500,000		1,653,900
Miami-Dade County,
Subordinate Special
Obligation Revenue	5.00	10/1/26	1,000,000		1,078,030
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)	5.00	7/1/24	2,330,000		2,560,274
Miami-Dade County,
Water and Sewer System Revenue	5.38	10/1/24	5,000,000		5,698,900
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.25	10/1/17	5,000,000		5,171,550
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000		2,840,850
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/17	2,105,000		2,406,331

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Palm Bay,
Educational Facilities
Revenue (Patriot Charter
School Project)	6.75	7/1/22	3,000,000	[c]	899,910
Polk County,
Constitutional Fuel Tax
Improvement Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/19	580,000		645,233
Seminole County,
Water and Sewer Revenue	5.00	10/1/21	1,050,000		1,130,577
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/16	2,690,000		2,978,798
Georgia—1.4%
Atlanta,
Water and Wastewater Revenue	6.00	11/1/20	3,000,000		3,616,350
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000		4,625,160
Municipal Electric Authority of
Georgia, Revenue (Project One
Subordinated Bonds)	5.75	1/1/19	2,660,000		3,129,729
Hawaii—.8%
Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000		6,852,120
Idaho—.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health
Credit Group)	6.13	12/1/28	1,450,000		1,652,884
Illinois—9.3%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O’Hare International Airport)	5.50	1/1/26	3,300,000		3,515,919
Chicago,
General Airport Senior Lien
Revenue (Chicago O’Hare
International Airport)	5.00	1/1/18	4,250,000		4,790,897

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Chicago,
General Airport Senior Lien
Revenue (Chicago O’Hare
International Airport)	5.00	1/1/23	3,530,000	3,796,656
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	1/1/17	2,500,000	2,596,200
Chicago,
GO (Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/20	1,450,000	1,519,194
Chicago,
GO (Project and Refunding
Series) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/26	1,720,000	1,722,391
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,228,302
Illinois,
GO	5.00	4/1/22	3,750,000	4,004,700
Illinois,
GO	5.25	7/1/28	6,500,000	6,553,300
Illinois,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	8/1/20	4,900,000	5,389,853
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000	1,957,159
Illinois Finance Authority,
Revenue (Advocate Health
Care Network)	5.00	6/1/28	9,005,000	9,535,845
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,393,700
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.55	6/15/21	2,500,000	2,743,300
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.00	6/1/18	2,290,000	2,592,555

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.25	6/1/21	3,300,000	3,737,118
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	5.50	6/1/23	2,750,000	3,022,690
Railsplitter Tobacco Settlement
Authority, Tobacco
Settlement Revenue	6.00	6/1/28	2,385,000	2,601,224
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue	5.00	4/1/26	7,595,000	8,302,550
Indiana—2.1%
Indiana Finance Authority,
Educational Facilities Revenue
(Butler University Project)	5.00	2/1/30	1,400,000	1,430,044
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/23	2,500,000	2,871,400
Indianapolis,
Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000	3,824,905
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/18	7,700,000	8,909,362
Iowa—.3%
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/24	2,000,000	2,299,080
Kansas—1.2%
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/18	9,130,000	9,923,580
Kentucky—.6%
Kentucky Municipal Power Agency,
Power System Revenue (Prairie
State Project) (Insured; National
Public Finance Guarantee Corp.)	5.25	9/1/19	2,000,000	2,232,420

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Kentucky (continued)
Pikeville,
Hospital Improvement
Revenue (Pikeville Medical
Center, Inc. Project)	6.25	3/1/23	2,195,000	2,486,979
Louisiana—2.5%
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,177,600
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	17,500,000	17,957,625
Maryland—.3%
Maryland Economic Development
Corporation, EDR (Transportation
Facilities Project)	5.38	6/1/25	1,500,000	1,551,930
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	7/1/24	1,155,000	1,302,620
Massachusetts—4.8%
Massachusetts,
GO (Consolidated Loan)	5.00	4/1/24	7,500,000	8,579,475
Massachusetts College Building
Authority, Revenue	5.00	5/1/27	1,800,000	2,006,100
Massachusetts Development Finance
Agency, Revenue (Bentley
University Issue)	5.00	7/1/23	2,550,000	2,731,458
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,000,000	1,105,500
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	2,990,000	3,284,665
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.00	7/1/22	6,645,000	7,109,020

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/23	2,500,000	2,884,650
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/24	5,000,000	5,781,200
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/28	5,000,000	5,540,400
Michigan—3.7%
Detroit,
Sewage Disposal System
Senior Lien Revenue	6.50	7/1/24	4,765,000	4,839,143
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,635,000	1,649,960
Detroit,
Water Supply System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/22	5,000,000	4,961,900
Detroit,
Water Supply System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/18	1,750,000	1,736,490
Detroit School District,
School Building and Site
Improvement Bonds
(GO—Unlimited Tax)
(Insured; FGIC)	6.00	5/1/19	2,965,000	3,449,036
Michigan,
GO (Environmental Program)	5.00	11/1/19	2,000,000	2,363,240
Michigan Finance Authority,
Clean Water Revolving Fund
Subordinate Revenue	5.00	10/1/18	2,000,000	2,354,400
Michigan Finance Authority,
Unemployment Obligation
Assessment Revenue	5.00	7/1/21	2,000,000	2,260,140

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Michigan Strategic Fund,
LOR (State of Michigan Cadillac
Place Office Building Project)	5.00	10/15/15	1,040,000	1,115,473
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/18	2,500,000	2,781,625
Wayne County Airport Authority,
Junior Lien Airport Revenue
(Detroit Metropolitan Wayne
County Airport) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000	2,680,750
Minnesota—.7%
Minneapolis-Saint Paul
Metropolitan Airports Commission,
Subordinate Airport Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	1/1/25	5,000,000	5,453,500
Missouri—1.0%
Kansas City,
General Improvement
Airport Revenue	5.00	9/1/19	4,000,000	4,564,240
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Branson Landing Project)	6.00	6/1/20	3,160,000	3,528,266
Nebraska—.1%
Nebraska Public Power District,
General Revenue	5.00	1/1/19	1,000,000	1,169,780
Nevada—2.1%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000	3,672,570
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000	5,483,907
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000	5,441,500

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada (continued)
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern
Nevada Water Authority
Pledged Revenues)	5.00	6/1/25	2,100,000		2,342,844
New Jersey—2.7%
Camden County Improvement
Authority, Health Care
Redevelopment Project Revenue
(The Cooper Health System
Obligated Group Issue)	5.25	2/15/20	3,000,000		3,054,510
Casino Reinvestment Development
Authority, Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/1/19	5,000,000		5,205,650
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
National Public Finance
Guarantee Corporation)	5.00	9/1/18	5,500,000		5,894,295
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue (Insured;
Assured Guaranty Corp.)	5.88	6/1/21	560,000		608,860
Rutgers, The State University,
GO	5.00	5/1/29	6,840,000		7,524,616
New Mexico—1.1%
New Mexico Hospital Equipment
Loan Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	6.00	8/1/23	7,500,000		8,713,575
New York—5.7%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	2.52	9/1/15	3,000,000	[d]	3,009,300
Metropolitan
Transportation Authority,
Transportation Revenue	5.00	11/15/17	2,800,000		3,231,424

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City,
GO	5.00	8/1/18	5,000,000		5,554,200
New York City,
GO	5.00	4/1/20	580,000		614,928
New York City,
GO	5.00	8/1/20	2,655,000		3,109,855
New York City,
GO	5.00	4/1/22	1,140,000		1,207,693
New York City,
GO	5.00	8/1/28	5,000,000		5,406,900
New York City,
GO (Prerefunded)	5.00	4/1/15	5,000	[e]	5,319
New York City,
GO (Prerefunded)	5.00	4/1/15	10,000	[e]	10,639
New York City Health and
Hospitals Corporation,
Health System Revenue	5.00	2/15/22	4,385,000		4,902,167
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/20	3,035,000		3,166,264
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/28	4,400,000		4,884,704
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	500,000		529,690
New York State Dormitory
Authority, State Personal Income
Tax Revenue (General Purpose)	5.25	2/15/21	2,500,000		2,875,250
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/18	5,000,000		5,411,550
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	810,000		734,775

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/19	1,500,000		1,755,480
North Carolina—1.6%
North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/30	4,000,000		4,321,200
North Carolina Eastern
Municipal Power Agency,
Power System Revenue
(Escrowed to Maturity)	5.00	1/1/21	1,200,000		1,426,428
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000		1,272,738
Wake County Industrial Facilities
and Pollution Control Financing
Authority, PCR (Carolina Power
and Light Company Project)
(Insured; AMBAC)	0.11	10/1/22	6,500,000	[d]	5,947,500
Ohio—.9%
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000		3,435,221
Ohio Water Development Authority,
PCR (Buckeye Power, Inc.
Project) (Insured; AMBAC)	5.00	5/1/22	4,030,000		4,101,936
Pennsylvania—3.8%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000		3,837,980
Chester County Industrial
Development Authority,
Revenue (Avon Grove
Charter School Project)	5.65	12/15/17	595,000		627,041
Delaware Valley Regional
Finance Authority, Local
Government Revenue	5.75	7/1/17	6,830,000		7,698,844

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Pennsylvania (continued)
Erie Higher Education Building
Authority, College Revenue
(Mercyhurst College Project)	5.13	3/15/23	2,045,000	2,161,524
Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/21	6,585,000	7,407,401
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of Philadelphia
Funding Program)	5.00	6/15/17	4,000,000	4,577,200
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/27	1,800,000	1,943,712
Philadelphia Authority for
Industrial Development,
Revenue (Independence
Charter School Project)	5.38	9/15/17	1,405,000	1,473,817
Philadelphia School District,
GO	5.00	9/1/17	1,160,000	1,299,560
South Carolina—1.9%
Berkeley County School District,
Installment Purchase Revenue
(Securing Assets for Education)	5.25	12/1/21	9,395,000	9,397,724
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,000,000	5,772,050
Texas—4.5%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000	1,742,928
Dallas-Fort Worth International
Airport Facility Improvement
Corporation, Revenue
(Learjet Inc. Project)	6.15	1/1/16	4,000,000	3,945,600
Gulf Coast Waste Disposal
Authority, Bayport Area System
Revenue (Insured; AMBAC)	5.00	10/1/14	2,065,000	2,130,006
Harris County Metropolitan
Transit Authority, Sales
and Use Tax Revenue	5.00	11/1/27	2,500,000	2,742,300
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/20	2,725,000	3,212,339

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/29	2,500,000	2,740,375
Love Field Airport Modernization
Corporation, Special
Facilities Revenue (Southwest
Airlines Company—Love Field
Modernization Program Project)	5.00	11/1/15	2,840,000	2,982,227
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/23	3,000,000	3,426,960
San Antonio,
Municipal Drainage Utility
System Revenue	5.00	2/1/28	5,000,000	5,591,850
San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000	1,471,598
Texas,
GO (College Student Loan Bonds)	5.50	8/1/19	3,500,000	4,228,525
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000	2,340,640
Virginia—.4%
Virginia College Building
Authority, Educational Facilities
Revenue (21st Century College
and EquipmentPrograms)	5.00	2/1/22	3,000,000	3,491,100
Washington—4.5%
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/21	5,000,000	5,532,050
Energy Northwest,
Columbia Generating Station
Electric Revenue	5.00	7/1/23	5,000,000	5,494,150
Goat Hill Properties,
LR (Government Office
Building Project) (Insured;
National Public Finance
Guarantee Corp.)	5.25	12/1/20	2,360,000	2,472,973
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/18	2,500,000	2,871,425
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000	2,684,372

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Washington (continued)
Port of Seattle,
Limited Tax GO	5.75	12/1/25	830,000	948,159
Port of Tacoma,
Limited Tax GO (Insured;
Assured Guaranty
Municipal Corp.)	5.00	12/1/20	3,025,000	3,419,521
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,025,000	5,569,961
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000	2,898,050
Washington,
Motor Vehicle Fuel Tax GO	5.00	2/1/24	4,315,000	5,025,465
West Virginia—.2%
West Virginia University Board of
Governors, University
Improvement Revenue (West
Virginia University Projects)	5.00	10/1/22	1,475,000	1,698,551
U.S. Related—2.6%
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/23	1,500,000	1,136,640
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/22	2,500,000	1,869,700
Puerto Rico Electric Power
Authority, Power Revenue	5.00	7/1/25	2,500,000	1,792,125
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.50	7/1/24	1,750,000	1,307,390
Puerto Rico Infrastructure
Financing Authority,
Special Tax Revenue	5.00	7/1/16	510,000	469,980
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/18	3,000,000	2,839,230
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/23	2,670,000	2,361,028

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related (continued)
Puerto Rico Public Buildings
Authority, Government Facilities
Revenue (Insured; XLCA)	5.25	7/1/20	2,000,000	1,634,780
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	5.50	8/1/21	8,000,000	7,827,680

Total Investments (cost $782,853,539)			98.6%	804,449,328
Cash and Receivables (Net)			1.4%	11,697,620
Net Assets			100.0%	816,146,948

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2013, this security was valued at $1,989,852 or 0.2% of net assets.
c Non-income producing—security in default.
d Variable rate security—interest rate subject to periodic change.
e These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	20.3	Pollution Control	2.0
Education	12.5	County	1.4
Utility-Water and Sewer	11.7	Housing	1.3
Special Tax	10.5	Resource Recovery	1.3
Utility-Electric	8.7	Industrial	1.2
Health Care	7.6	Prerefunded	.3
City	4.4	Asset-Backed	.2
Lease	3.9	Other	8.0
State/Territory	3.3		98.6

† Based on net assets.

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2013 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	782,853,539	804,449,328
Cash		1,660,233
Interest receivable		10,882,804
Receivable for shares of Common Stock subscribed		28,675
Prepaid expenses and other assets		185,821
		817,206,861
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		528,429
Payable for shares of Common Stock redeemed		439,026
Accrued expenses		92,458
		1,059,913
Net Assets ($)		816,146,948
Composition of Net Assets ($):
Paid-in capital		784,142,873
Accumulated undistributed investment income—net		205,264
Accumulated net realized gain (loss) on investments		10,203,022
Accumulated net unrealized appreciation
(depreciation) on investments		21,595,789
Net Assets ($)		816,146,948
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		59,702,908
Net Asset Value, offering and redemption price per share ($)		13.67

See notes to financial statements.

The Fund 27

STATEMENT OF OPERATIONS

Six Months Ended November 30, 2013 (Unaudited)

Investment Income ($):
Interest Income	15,449,841
Expenses:
Management fee—Note 3(a)	2,575,026
Shareholder servicing costs—Note 3(b)	355,775
Professional fees	46,423
Custodian fees—Note 3(b)	33,915
Directors’ fees and expenses—Note 3(c)	27,090
Registration fees	23,117
Prospectus and shareholders’ reports	16,698
Loan commitment fees—Note 2	5,440
Miscellaneous	35,138
Total Expenses	3,118,622
Less—reduction in fees due to earnings credits—Note 3(b)	(287)
Net Expenses	3,118,335
Investment Income—Net	12,331,506
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,560,437
Net unrealized appreciation (depreciation) on investments	(34,748,180)
Net Realized and Unrealized Gain (Loss) on Investments	(30,187,743)
Net Decrease in Net Assets Resulting from Operations	(17,856,237)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	November 30, 2013	Year Ended
	(Unaudited)	May 31, 2013
Operations ($):
Investment income—net	12,331,506	25,579,148
Net realized gain (loss) on investments	4,560,437	8,442,447
Net unrealized appreciation
(depreciation) on investments	(34,748,180)	(11,906,619)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(17,856,237)	22,114,976
Dividends to Shareholders from ($):
Investment income—net	(12,126,242)	(25,311,916)
Net realized gain on investments	—	(4,583,403)
Total Dividends	(12,126,242)	(29,895,319)
Capital Stock Transactions ($):
Net proceeds from shares sold	12,953,717	117,453,239
Dividends reinvested	9,510,108	23,374,566
Cost of shares redeemed	(130,094,621)	(124,816,462)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(107,630,796)	16,011,343
Total Increase (Decrease) in Net Assets	(137,613,275)	8,231,000
Net Assets ($):
Beginning of Period	953,760,223	945,529,223
End of Period	816,146,948	953,760,223
Undistributed investment income—net	205,264	—
Capital Share Transactions (Shares):
Shares sold	948,668	8,226,551
Shares issued for dividends reinvested	697,029	1,635,697
Shares redeemed	(9,528,955)	(8,741,511)
Net Increase (Decrease) in Shares Outstanding	(7,883,258)	1,120,737

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
November 30, 2013			Year Ended May 31,
	(Unaudited)	2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	14.11	14.23	13.53	13.52	13.06	13.12
Investment Operations:
Investment income—net[a]	.20	.38	.44	.48	.49	.51
Net realized and unrealized
gain (loss) on investments	(.45)	(.05)	.70	.00 [b]	.45	(.07)
Total from Investment Operations	(.25)	.33	1.14	.48	.94	.44
Distributions:
Dividends from
investment income—net	(.19)	(.38)	(.44)	(.47)	(.48)	(.50)
Dividends from net realized
gain on investments	—	(.07)	—	—	—	—
Total Distributions	(.19)	(.45)	(.44)	(.47)	(.48)	(.50)
Net asset value, end of period	13.67	14.11	14.23	13.53	13.52	13.06
Total Return (%)	(1.73)[c]	2.28	8.53	3.65	7.42	3.44
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73 [d]	.73	.76	.75	.75	.78
Ratio of net expenses
to average net assets	.73 [d]	.73	.76	.75	.75	.77
Ratio of interest and expense
related to floating rates notes
issued to average net assets	—	—	—	—	—	.02
Ratio of net investment income
to average net assets	2.87 [d]	2.65	3.17	3.53	3.68	3.94
Portfolio Turnover Rate	16.88 [c]	20.26	15.11	21.46	13.22	22.75
Net Assets, end of period
($ x 1,000)	816,147	953,760	945,529	858,152	862,443	785,392

a Based on average shares outstanding at each month end.
b Amount represents less than $.01 per share.
c Not annualized.
d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as deter-

mined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.All of the preceding securities are categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2013 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	803,549,418	899,910	804,449,328

† See Statement of Investments for additional detailed categorizations.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At November 30, 2013, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Municipal Bonds ($)
Balance as of 5/31/2013	899,520
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	390
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 11/30/2013	899,910
The amount of total gains (losses) for the
period included in earnings attributable to
the change in unrealized gains (losses)
relating to investments still held at 11/30/2013	390

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax-exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2013, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2013, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended May 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2013 was as follows: tax-exempt income $25,311,916, ordinary income $781,667 and long-term capital gains $3,801,736. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 9, 2013, the unsecured credit facility with Citibank, N.A. was $210 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2013, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2013, the fund was charged $190,000 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates DreyfusTransfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2013, the fund was charged $115,574 for transfer agency services and $4,920 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $287.

The fund compensates The Bank of NewYork Mellon under a custody agreement for providing custodial services for the fund.These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2013, the fund was charged $33,915 pursuant to the custody agreement.

The fund compensated The Bank of NewYork Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement that was in effect until September 30, 2013 and, beginning October 1, 2013, compensates The Bank of New York Mellon for processing shareholder redemption drafts under a shareholder draft processing agreement. During the period ended November 30, 2013, the fund was charged $2,416 pursuant to the agreements, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended November 30, 2013, the fund was charged $4,571 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $404,766, Shareholder Services Plan fees $33,000, custodian fees $28,350, Chief Compliance Officer fees $3,833 and transfer agency fees $58,480.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2013, amounted to $143,906,986 and $249,047,769, respectively.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

At November 30, 2013, accumulated net unrealized appreciation on investments was $21,595,789, consisting of $34,887,220 gross unrealized appreciation and $13,291,431 gross unrealized depreciation.

At November 30, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on November 4-5, 2013, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”).The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from Dreyfus representatives. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.

The Fund 39

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median and above the Performance Universe median for all periods.The Board also noted the proximity of the fund’s total return and yield to the medians of the Performance Group during certain periods of underperformance.The Board also noted the fund’s yield performance was above the Performance Group median for eight of the ten one-year periods ended September 30th and above the Performance Universe median for all ten one-year periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s Lipper category average and noted that the fund’s performance was above the category average in six of the ten years.

The Board received a presentation from the fund’s portfolio managers, who described the fundamental and technical conditions at work in the municipal bond market, the level of volatility in the market, and the managers’ ongoing focus on mitigating downside risk in the fund’s port-folio.The portfolio managers discussed the strategy implemented for the fund in 2009, quantitative risk management tools applied in overseeing the fund and the fund’s current structure to defend against volatility and otherwise defensively position the fund’s credit posture. The portfolio managers also explained the fund’s performance relative to its duration and credit structure and the degree to which it impacts maximizing yield performance.The portfolio managers also discussed the extent to which relative total return performance may have been negatively impacted by owning bonds issued by authorities located in Puerto Rico.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board noted that the fund’s contractual management fee was above the Expense Group median (highest in the Expense Group), the fund’s actual management fee was above the Expense Group and Expense Universe medians (highest in the Expense Group and Expense Universe) and the fund’s total expenses were above the Expense Group and Expense Universe medians (in the fourth quartile).

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager(s) for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Fund 41

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The

Board also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the ser- vices provided by Dreyfus are adequate and appropriate.

  The Board generally was satisfied with the fund’s overall performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreement, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, of the fund and the services provided to the fund by Dreyfus. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreement, including information on the investment performance of

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2014 MBSC Securities Corporation

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and         Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Intermediate Municipal Bond Fund, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	January 23, 2014

By: /s/ James Windels
James Windels Treasurer
Date:	January 23, 2014

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)